Dana Large Cap Equity Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS — 99.02% Shares Fair Value
Communications — 10.31%
Alphabet, Inc., Class A 17,000 $ 2,916,180
Comcast Corp., Class A 21,000 866,670
Meta Platforms, Inc., Class A 3,200 1,519,456
T-Mobile US, Inc. 5,600 1,020,768
Uber Technologies, Inc.
(a)
15,000 967,050
7,290,124
Consumer Discretionary — 9.91%
Amazon.com, Inc.
(a)
14,600 2,729,908
PulteGroup, Inc. 10,600 1,399,200
Restaurant Brands International, Inc. 16,400 1,147,836
Royal Caribbean Cruises Ltd. 5,000 783,600
TJX Cos., Inc. (The) 8,400 949,368
7,009,912
Consumer Staples — 5.88%
Kimberly-Clark Corp. 7,700 1,039,885
Kroger Co. (The) 23,000 1,253,500
Mondelez International, Inc., Class A 5,400 369,090
Sysco Corp. 16,800 1,287,720
Walmart, Inc. 3,000 205,920
4,156,115
Energy — 3.63%
Diamondback Energy, Inc. 4,500 910,395
Exxon Mobil Corp. 3,500 415,065
Marathon Petroleum Corp. 7,000 1,239,140
2,564,600
Financials — 11.02%
American Express Co. 5,300 1,341,112
Bank of America Corp. 1,000 40,310
Bank of New York Mellon Corp. (The) 21,800 1,418,526
Interactive Brokers Group, Inc., Class A 10,200 1,216,554
JPMorgan Chase & Co. 5,200 1,106,560
Reinsurance Group of America, Inc. 6,300 1,420,209
Wells Fargo & Co. 21,000 1,246,140
7,789,411
Health Care — 9.96%
AbbVie, Inc. 6,600 1,223,112
Eli Lilly & Co. 1,260 1,013,380
IQVIA Holdings, Inc.
(a)
4,400 1,083,412
McKesson Corp. 2,200 1,357,444
Merck & Co., Inc. 9,200 1,040,796
UnitedHealth Group, Inc. 2,300 1,325,168
7,043,312
Industrials — 8.45%
Boston Scientific Corp.
(a)
16,000 1,182,080
Caterpillar, Inc. 3,400 1,177,080
Delta Air Lines, Inc. 23,000 989,460

Dana Large Cap Equity Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS — 99.02% - (continued) Shares Fair Value
Industrials — 8.45% - (continued)
Huntington Ingalls Industries, Inc. 5,000 $ 1,399,900
Parker-Hannifin Corp. 2,180 1,223,329
5,971,849
Materials — 2.42%
Graphic Packaging Holding Co. 28,600 860,860
Linde PLC 1,880 852,580
1,713,440
Real Estate — 2.37%
Gaming and Leisure Properties, Inc. 17,100 858,420
Iron Mountain, Inc. 8,000 820,480
1,678,900
Technology — 32.73%
Adobe, Inc.
(a)
2,140 1,180,531
Apple, Inc. 21,600 4,796,928
Broadcom, Inc. 11,000 1,767,480
Dell Technologies, Inc., Class C 11,900 1,352,792
Microsoft Corp. 11,400 4,769,190
NVIDIA Corp. 38,000 4,446,760
Qualcomm, Inc. 3,600 651,420
Salesforce.com, Inc. 3,960 1,024,848
ServiceNow, Inc.
(a)
1,200 977,268
Visa, Inc., Class A 4,600 1,222,082
Workday, Inc., Class A
(a)
4,200 953,904
23,143,203
Utilities — 2.34%
CenterPoint Energy, Inc. 28,400 788,100
NextEra Energy, Inc. 11,300 863,207
1,651,307
Total Common Stocks (Cost $44,109,042) 70,012,173
MONEY MARKET FUNDS — 0.93%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(b)
660,640 660,640
Total Money Market Funds (Cost $660,640) 660,640
Total Investments — 99.95% (Cost $44,769,682) 70,672,813
Other Assets in Excess of Liabilities — 0.05% 33,039
NET ASSETS — 100.00% $ 70,705,852
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.

Dana Epiphany Small Cap Equity Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS — 98.64% Shares Fair Value
Communications — 1.38%
Magnite, Inc.
(a)
31,901 $ 463,841
Consumer Discretionary — 10.76%
American Eagle Outfitters, Inc. 24,466 539,475
Bloomin' Brands, Inc. 22,680 472,878
Boot Barn Holdings, Inc.
(a)
5,137 685,687
GMS, Inc.
(a)
6,308 607,019
Group 1 Automotive, Inc. 1,866 682,434
Modine Manufacturing Co.
(a)
5,432 639,129
3,626,622
Consumer Staples — 2.82%
e.l.f. Beauty, Inc.
(a)
2,796 482,534
Simply Good Foods Co. (The)
(a)
13,771 467,112
949,646
Energy — 4.57%
Chord Energy Corp. 3,020 518,413
Matador Resources Co. 9,030 555,164
Weatherford International PLC
(a)
3,959 466,608
1,540,185
Financials — 15.01%
Atlantic Union Bancshares Corp. 14,790 610,679
AXIS Capital Holdings Ltd. 7,622 577,367
Evercore, Inc., Class A 2,542 636,491
Pinnacle Financial Partners, Inc. 5,252 505,873
Primerica, Inc. 2,113 531,990
SouthState Corp. 6,139 607,577
Stifel Financial Corp. 6,117 542,394
Synovus Financial Corp. 11,568 540,804
Wintrust Financial Corp. 4,697 508,215
5,061,390
Health Care — 16.67%
Alkermes PLC
(a)
8,733 238,586
Axsome Therapeutics, Inc.
(a)
7,281 635,704
Blueprint Medicines Corp.
(a)
5,064 548,431
Cytokinetics, Inc.
(a)
5,169 305,023
Denali Therapeutics, Inc.
(a)
11,835 288,419
Ensign Group, Inc. (The) 5,253 739,360
Insmed, Inc.
(a)
7,663 557,483

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS — 98.64% - (continued) Shares Fair Value
Health Care — 16.67% - (continued)
Lantheus Holdings, Inc.
(a)
6,370 $ 667,767
Madrigal Pharmaceuticals, Inc.
(a)
1,272 362,088
Olema Pharmaceuticals, Inc.
(a)
22,748 367,608
TG Therapeutics, Inc.
(a)
12,267 242,396
TransMedics Group, Inc.
(a)
4,712 670,328
5,623,193
Industrials — 15.21%
Applied Industrial Technologies, Inc. 3,039 663,079
Atkore, Inc. 4,105 554,175
Cactus, Inc., Class A 9,019 569,279
Clean Harbors, Inc.
(a)
2,940 701,866
FTI Consulting, Inc.
(a)
2,675 583,070
Hub Group, Inc., Class A 12,949 605,625
Installed Building Products, Inc. 2,420 654,247
Powell Industries, Inc. 4,345 797,873
5,129,214
Materials — 6.35%
Advanced Drainage Systems, Inc. 3,435 608,132
Avient Corp. 10,900 493,116
Eagle Materials, Inc. 1,946 529,896
Element Solutions, Inc. 18,961 510,999
2,142,143
Real Estate — 5.68%
Agree Realty Corp. 9,451 651,835
STAG Industrial, Inc. 15,508 632,881
Tanger Factory Outlet Centers, Inc. 21,761 628,893
1,913,609
Technology — 17.56%
Axcelis Technologies, Inc.
(a)
4,297 542,926
Couchbase, Inc.
(a)
28,943 555,416
ExlService Holdings, Inc.
(a)
18,106 638,418
i3 Verticals, Inc., Class A
(a)
21,079 516,646
Lattice Semiconductor Corp.
(a)
9,203 487,759
PDF Solutions, Inc.
(a)
16,489 578,599
Perficient, Inc.
(a)
7,346 553,962
PubMatic, Inc., Class A
(a)
15,199 333,770
SPS Commerce, Inc.
(a)
2,781 599,083

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS — 98.64% - (continued) Shares Fair Value
Technology — 17.56% - (continued)
Tenable Holdings, Inc.
(a)
11,184 $ 513,569
Veeco Instruments, Inc.
(a)
14,577 603,634
5,923,782
Utilities — 2.63%
Chesapeake Utilities Corp. 3,741 441,550
Clearway Energy, Inc., Class C 16,666 444,649
886,199
Total Common Stocks (Cost $25,462,417) 33,259,824
MONEY MARKET FUNDS — 1.04%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(b)
349,956 349,956
Total Money Market Funds (Cost $349,956) 349,956
Total Investments — 99.68% (Cost $25,812,373) 33,609,780
Other Assets in Excess of Liabilities — 0.32% 108,351
NET ASSETS — 100.00% $ 33,718,131
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.

Dana Epiphany Equity Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS — 98.72% Shares Fair Value
Communications — 9.81%
Alphabet, Inc., Class A 11,400 $ 1,955,556
Alphabet, Inc., Class C 3,800 657,970
Magnite, Inc.
(a)
50,000 727,000
Meta Platforms, Inc., Class A 2,900 1,377,007
T-Mobile US, Inc. 5,500 1,002,540
Uber Technologies, Inc.
(a)
9,500 612,465
6,332,538
Consumer Discretionary — 9.78%
Amazon.com, Inc.
(a)
13,000 2,430,740
Autoliv, Inc. 9,200 930,488
Home Depot, Inc. (The) 1,600 589,056
PulteGroup, Inc. 10,000 1,320,000
Tapestry, Inc. 26,000 1,042,340
6,312,624
Consumer Staples — 5.77%
General Mills, Inc. 14,400 966,816
Kimberly-Clark Corp. 9,200 1,242,460
Mondelez International, Inc., Class A 4,200 287,070
Sysco Corp. 16,000 1,226,400
3,722,746
Energy — 3.50%
Diamondback Energy, Inc. 4,800 971,088
Exxon Mobil Corp. 3,900 462,501
Weatherford International PLC
(a)
7,000 825,020
2,258,609
Financials — 7.71%
American Express Co. 4,900 1,239,896
Bank of New York Mellon Corp. (The) 21,000 1,366,470
JPMorgan Chase & Co. 4,800 1,021,440
Reinsurance Group of America, Inc. 6,000 1,352,580
4,980,386
Health Care — 10.11%
Cigna Corp. 3,400 1,185,478
CVS Health Corp. 13,800 832,554
Elevance Health, Inc. 2,300 1,223,669
IQVIA Holdings, Inc.
(a)
4,800 1,181,904
ResMed, Inc. 4,800 1,023,600

Dana Epiphany Equity Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS — 98.72% - (continued) Shares Fair Value
Health Care — 10.11% - (continued)
Zoetis, Inc., Class A 6,000 $ 1,080,240
6,527,445
Industrials — 10.97%
Boston Scientific Corp.
(a)
16,000 1,182,080
Clean Harbors, Inc.
(a)
4,600 1,098,158
Howmet Aerospace Inc. 14,800 1,416,360
Johnson Controls International PLC 16,600 1,187,564
nVent Electric PLC 15,000 1,089,450
TE Connectivity Ltd. 7,200 1,111,176
7,084,788
Materials — 2.35%
Graphic Packaging Holding Co. 26,400 794,640
Linde PLC 1,600 725,600
1,520,240
Real Estate — 4.37%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 39,000 1,278,030
Iron Mountain, Inc. 7,500 769,200
STAG Industrial, Inc. 19,000 775,390
2,822,620
Technology — 31.86%
Apple, Inc. 15,000 3,331,200
Broadcom, Inc. 10,000 1,606,800
CrowdStrike Holdings, Inc., Class A
(a)
2,600 603,096
Dell Technologies, Inc., Class C 9,400 1,068,592
Fiserv, Inc.
(a)
7,200 1,177,704
Micron Technology, Inc. 7,800 856,596
Microsoft Corp. 8,000 3,346,800
NVIDIA Corp. 27,000 3,159,540
Qualcomm, Inc. 5,100 922,845
Salesforce.com, Inc. 4,300 1,112,840
ServiceNow, Inc.
(a)
1,650 1,343,744
Visa, Inc., Class A 3,900 1,036,113
Workday, Inc., Class A
(a)
4,400 999,328
20,565,198
Utilities — 2.49%
NextEra Energy, Inc. 10,800 825,012

Dana Epiphany Equity Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS — 98.72% - (continued) Shares Fair Value
Utilities — 2.49% - (continued)
Portland General Electric Co. 16,500 $ 781,770
1,606,782
Total Common Stocks (Cost $50,475,620) 63,733,976
MONEY MARKET FUNDS — 1.30%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(b)
840,489 840,489
Total Money Market Funds (Cost $840,489) 840,489
Total Investments — 100.02% (Cost $51,316,109) 64,574,465
Liabilities in Excess of Other Assets — (0.02)% (14,731)
NET ASSETS — 100.00% $ 64,559,734
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.